FINANCIAL RISK MANAGEMENT ACTIVITIES - Financial assets and liabilities (Details) - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets
Other investments	[1]	$ 54	$ 1	$ 3
Trade, other receivables and other assets		617	453	468
Cash restricted for use		61	68	60
Cash and cash equivalents		1,425	964	1,108
Financial liabilities
Utilised facilities		1,984	2,239	1,983	$ 1,909
Lease liabilities		141	171	186	$ 185
Trade and other payables		957	772	667
Derivative financial liabilities		0	15	6
Bank overdraft		28	9	2
At fair value through profit or loss
Financial liabilities
Derivative financial liabilities			15	6
At amortised cost
Financial liabilities
Utilised facilities		1,984	2,239	1,983
Lease liabilities		141	171	186
Trade and other payables		727	560	507
Derivative financial liabilities		0
Bank overdraft		28	9	2
At fair value through profit or loss
Financial assets
Other investments		1	1	1
Trade, other receivables and other assets		48	48	12
Equity investments at fair value through OCI (FVTOCI)
Financial assets
Other investments		53		2
Trade, other receivables and other assets		0
At amortised cost
Financial assets
Trade, other receivables and other assets		111	33	31
Loan receivable		463	506
Cash restricted for use		61	68	60
Cash and cash equivalents		$ 1,425	$ 964	$ 1,108

[1]	Increase is mainly due to the investment in G2 Goldfields Inc. of $47m